ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
Acquisitions Completed in 2021
(a) Acquisition of Brazilian electricity transmission operation
On February 26, 2021, Brookfield Infrastructure, alongside institutional partners, exercised its option to acquire an additional 15% interest in Jose Maria de Macedo de Eletricidade S.A (“JMM”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in JMM to 31%. Prior to February 26, 2021, our partnership’s existing interest in JMM was accounted for using the equity method.
On December 24, 2021, Brookfield Infrastructure, alongside institutional partners, exercised its option to acquire an additional 15% interest in Giovanni Sanguinetti Transmissora de Energia S.A. (“Sanguinetti”) and Veredas Transmissora de Electricidade S.A. (“Veredas”), Brazilian electricity transmission operations, increasing Brookfield Infrastructure’s ownership in both operations to 31%. Prior to December 24, 2021, our partnership’s existing interest in both operations were accounted for using the equity method.
Consideration Transferred

US$ MILLIONS
Cash	56
Pre-existing interest in the businesses	92
Total Consideration	$148
Fair value of assets and liabilities acquired as of the date of acquisitions (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$70
Accounts receivable and other	13
Intangible assets	1,094
Goodwill	44
Accounts payable and other liabilities	(99)
Non-recourse borrowings	(481)
Deferred income tax liabilities	(152)
Net assets acquired before non-controlling interest	489
Non-controlling interest(2)	(341)
Net assets acquired	$148

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
(2)Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
(b) Acquisition of a Canadian diversified midstream operation
On August 20, 2021, Brookfield Infrastructure, alongside institutional partners (the “IPL consortium”) acquired an effective 41% interest (IPL consortium total of 69%) in IPL for total consideration of approximately $2.8 billion (IPL consortium total of approximately $4.7 billion). The acquisition was funded through cash provided by the partnership of $0.8 billion (IPL consortium total of $1.9 billion), $0.2 billion of BIPC exchangeable LP units, $1.1 billion of BIPC exchangeable shares and $0.5 billion (IPL consortium total of $0.9 billion) of asset level debt raised on closing. In addition, Brookfield Infrastructure had an existing 3% interest in IPL (IPL consortium total - 10%) valued at $0.2 billion prior to the acquisition (IPL consortium total of $0.6 billion). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective August 20, 2021. Acquisition costs of approximately $65 million were recorded as Other income (expense) within the Consolidated Statements of Operating Results.
Consideration Transferred

US$ MILLIONS
Cash	$1,268
BIPC exchangeable shares	1,061
BIPC exchangeable LP units	245
Pre-existing interest in business(1)	192
Total Consideration	$2,766

(1)    Prior to the acquisition, Brookfield held an interest in the acquiree which was accounted for as a financial asset.
Fair value of assets and liabilities acquired as of August 20, 2021 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$121
Accounts receivable and other	440
Property, plant and equipment	9,865
Intangible assets	2,569
Goodwill	2,096
Accounts payable and other liabilities	(700)
Lease liabilities	(226)
Non-recourse borrowings	(6,185)
IPL shares held by public shareholders(2)	(2,086)
Deferred income tax liabilities	(1,229)
Net assets acquired before non-controlling interest	4,665
Non-controlling interest(3)	(1,899)
Net assets acquired	$2,766

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, and the resulting impact to goodwill and deferred taxes as at the date of the acquisition.
(2)IPL shares held by public shareholders represent the 31% interest in IPL not yet acquired by Brookfield as of August 20, 2021. The interest is classified as liability on acquisition due to the mandatory extension of Brookfield’s offer to acquire the remaining interest in IPL. The mandatory extension expired on September 3, 2021 and the remaining $1.6 billion interest was reclassified to non-controlling interest thereafter.
(3)Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of the potential to obtain long-term contracts for the business’ unutilized capacity and production growth. The goodwill recognized is not deductible for income tax purposes.
Subsequent to the initial acquisition, Brookfield Infrastructure, alongside institutional partners, acquired an additional 4% interest (IPL consortium total of 7%) in IPL during the period between August 25, 2021 and September 3, 2021, increasing our partnership’s ownership of the business to approximately 45% (IPL consortium total of 76%), for approximately $315 million (IPL consortium total of $530 million). The acquisition was funded through cash provided by the partnership of approximately $225 million (IPL consortium total of approximately $440 million), $11 million of BIPC exchangeable LP units and $79 million of BIPC exchangeable shares. No gain or loss was recognized on acquisition.
On October 28, 2021 Brookfield Infrastructure, alongside institutional partners, acquired an additional 14% interest (IPL consortium total of 24%) in IPL for total consideration of $0.9 billion (IPL consortium of $1.6 billion). The acquisition was funded through cash provided by the partnership of approximately $0.4 billion (IPL consortium total of approximately $1.1 billion) and $0.5 billion of BIPC exchangeable shares and BIPC exchangeable LP units. Subsequent to the acquisition, our partnership’s ownership of the business is 59% (IPL consortium total of 100%). As a result of the carrying value of non-controlling interests exceeding the purchase price, a gain of approximately $30 million was recognized directly in ownership changes and recorded within Other items on the Consolidated Statements of Partnership Capital.
For the year ended December 31, 2021, our Canadian diversified midstream operation contributed revenues of $906 million and net income of $59 million.
c) Acquisition of additional interest in our Brazilian regulated gas transmission operation
On April 30, 2021, Brookfield Infrastructure, alongside institutional partners (the “NTS consortium”), acquired an additional 3% interest (NTS consortium total of 10%) in our Brazilian regulated gas transmission operation, increasing our partnership’s ownership of the business to approximately 31%. Total consideration paid was $87 million (NTS consortium total of $283 million), all of which was funded using asset level debt raised on closing. As a result of the purchase price exceeding the previous carrying value of non-controlling interests, a loss of $32 million was recognized directly in ownership changes and recorded within Other items on the Consolidated Statements of Partnership Capital.
d) Individually insignificant business combinations
The following table summarizes the purchase price allocation of individually insignificant business combinations that were completed in 2021:

US$ MILLIONS
Cash	$79
Deferred consideration	3
Contingent consideration	2
Total consideration	$84
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$26
Accounts receivable and other	34
Property, plant and equipment	314
Intangible assets	71
Goodwill	260
Accounts payable and other liabilities	(51)
Lease liabilities	(109)
Non-recourse borrowings	(32)
Deferred income tax liabilities	(49)
Net assets acquired before non-controlling interest	464
Non-controlling interest(2)	(380)
Net assets acquired	$84

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Acquisitions Completed in 2020
a) Acquisition of a telecom tower operation in India
On August 31, 2020, Brookfield Infrastructure, alongside institutional partners (the “Summit consortium”), acquired an effective 17% interest in Summit Digitel Infrastructure Private Limited, an Indian telecom tower operation (“Summit”) from Reliance Industries Limited (“RIL”) for $584 million (Summit consortium total of approximately $3.4 billion). Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective August 31, 2020. Acquisition costs of approximately $15 million were recorded in Other income (expense) within the Consolidated Statements of Operating Results.
Consideration transferred

US$ MILLIONS
Cash	$584
Total Consideration	$584
Fair value of assets and liabilities acquired as of August 31, 2020:

US$ MILLIONS
Accounts receivable and other	$367
Property, plant and equipment(1)	6,766
Intangible assets(1)	830
Goodwill(1)	153
Accounts payable and other liabilities	(391)
Non-recourse borrowings	(2,341)
Lease liabilities(1)	(1,967)
Deferred income tax liabilities(1)	(12)
Net assets acquired before non-controlling interest	3,405
Non-controlling interest(2)	(2,821)
Net assets acquired	$584

(1)Revisions to the purchase price allocation resulted in adjustments to the preliminary fair values, including intangible assets, property, plant and equipment, lease liabilities, and deferred income tax liabilities. The revisions resulted in an adjustment to goodwill of approximately $125 million.
(2)Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date, and includes capital provided by non-controlling interest in the form of a shareholder loan to the operating business.
The goodwill recorded on acquisition is largely reflective of the potential to obtain long-term contracts for the business’ unutilized capacity of the telecom towers. The goodwill recognized is not deductible for income tax purposes.
b) Partial acquisition of interest in our Colombian natural gas transmission operation
On July 15, 2020, Brookfield Infrastructure, alongside institutional partners (the “Vanti consortium”), completed a take private tender offer resulting in the acquisition of an additional 20% interest (Brookfield Infrastructure’s share of approximately 6%) in our Colombian natural gas transmission operation, increasing our ownership of the business to approximately 21%. Total consideration paid was approximately $45 million (Vanti consortium total of $150 million), of which approximately $25 million (Vanti consortium total of approximately $90 million) was funded through equity and the remainder with asset level debt raised on closing. As a result of the purchase price exceeding the previous carrying value of non-controlling interests, a loss of $10 million was recognized directly in ownership changes and recorded within Other items on the Consolidated Statements of Partnership Capital.
Supplemental Information
Had the acquisitions of IPL, our Brazilian electricity transmission operations and the individually insignificant acquisitions been effective January 1, 2021, the revenue and net income of Brookfield Infrastructure would have been approximately $13.1 billion (unaudited) and $2.9 billion (unaudited), respectively, for the year ended December 31, 2021.
In determining the pro-forma revenue and net income attributable to our partnership, management has:
•Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;
•Based borrowing costs on the funding levels, credit ratings and debt and equity position of Brookfield Infrastructure after the business combination.